UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

X-Square Capital, LLC

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, Puerto Rico 00968

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 - June 30, 2025

Item 1.	Report to Shareholders.

(a)

X-SQUARE BALANCED FUND

Class A : SQBFX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$97	1.92%

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains during the first half of the year ending on June 30, 2025, while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 5.33% for the period. We recognize that recent economic headlines—tariffs, trade tensions, geopolitical conflicts, and legislative uncertainties—may feel overwhelming. Consistent with our commitment to delivering reliable income, we have distributed three quarterly dividends of $0.06 per share on January, April, and July 25 of this year. The market turbulence during the “tariff tantrum” from February to April presented unique opportunities, which our strategic positioning allowed us to capture, contributing to the Fund’s strong performance. Looking forward, we are well positioned to capitalize on macroeconomic uncertainties and structural trends, such as significant investments in AI infrastructure and increased military spending, which we believe will drive long-term value for our investors.

How did the Fund perform since inception?

The X- Square Balanced Fund - A Fund returned 10.84% for the period November 1, 2019 to June 30, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 15.16%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV	Class A - Load	S&P 500 Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$9,625	$10,000	$10,000
12/31/19	$10,370	$9,981	$10,573	$10,343
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/25	$15,282	$14,708	$22,122	$16,529

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	10.84%	8.32%	7.78%
Class A - Load	6.64%	7.49%	7.05%
S&P 500 Total Return Index	15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate	11.62%	9.62%	9.28%

FUND STATISTICS

  Total Net Assets$71,697,473
  # of Portfolio Holdings78
  Portfolio Turnover Rate 9%
  Advisory Fees Paid$327,660

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.06%
3-5 Years	1.12%
5-10 Years	2.12%
No Maturity	6.96%
> 10 Years	25.04%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	5.37%
Ginnie Mae II Pool, 2.00%, 10/20/2051	5.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	4.67%
United States Treasury Bill, 2.11%, 08/07/2025	4.44%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.93%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.66%
United States Treasury Bill, 0.54%, 07/10/2025	2.52%
Walmart, Inc.	2.18%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.12%
Meta Platforms, Inc.	1.96%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS A : SQBFX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2025

98401X106–SA–06302025

X-SQUARE BALANCED FUND

Class C : SQCBX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$137	2.72%

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains during the first half of the year ending on June 30, 2025, while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 5.33% for the period. We recognize that recent economic headlines—tariffs, trade tensions, geopolitical conflicts, and legislative uncertainties—may feel overwhelming. Consistent with our commitment to delivering reliable income, we have distributed three quarterly dividends of $0.06 per share on January, April, and July 25 of this year. The market turbulence during the “tariff tantrum” from February to April presented unique opportunities, which our strategic positioning allowed us to capture, contributing to the Fund’s strong performance. Looking forward, we are well positioned to capitalize on macroeconomic uncertainties and structural trends, such as significant investments in AI infrastructure and increased military spending, which we believe will drive long-term value for our investors.

How did the Fund perform since inception?

The X- Square Balanced Fund - C Fund returned 9.71% for the period November 1, 2019 to June 30, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 15.16%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV	Class C - Load	S&P 500 Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000	$10,000
12/31/19	$10,350	$10,350	$10,573	$10,343
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/25	$14,600	$14,600	$22,122	$16,529

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	9.71%	7.46%	6.91%
Class C - Load	8.71%	7.46%	6.91%
S&P 500 Total Return Index	15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate	11.62%	9.62%	9.28%

FUND STATISTICS

  Total Net Assets$71,697,473
  # of Portfolio Holdings78
  Portfolio Turnover Rate 9%
  Advisory Fees Paid$327,660

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.06%
3-5 Years	1.12%
5-10 Years	2.12%
No Maturity	6.96%
> 10 Years	25.04%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	5.37%
Ginnie Mae II Pool, 2.00%, 10/20/2051	5.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	4.67%
United States Treasury Bill, 2.11%, 08/07/2025	4.44%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.93%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.66%
United States Treasury Bill, 0.54%, 07/10/2025	2.52%
Walmart, Inc.	2.18%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.12%
Meta Platforms, Inc.	1.96%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS C : SQCBX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2025

98401X205–SA–06302025

X-SQUARE BALANCED FUND

Institutional : SQBIX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$84	1.66%

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains during the first half of the year ending on June 30, 2025, while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 5.33% for the period. We recognize that recent economic headlines—tariffs, trade tensions, geopolitical conflicts, and legislative uncertainties—may feel overwhelming. Consistent with our commitment to delivering reliable income, we have distributed three quarterly dividends of $0.06 per share on January, April, and July 25 of this year. The market turbulence during the “tariff tantrum” from February to April presented unique opportunities, which our strategic positioning allowed us to capture, contributing to the Fund’s strong performance. Looking forward, we are well positioned to capitalize on macroeconomic uncertainties and structural trends, such as significant investments in AI infrastructure and increased military spending, which we believe will drive long-term value for our investors.

How did the Fund perform since inception?

The X- Square Balanced Fund - Institutional Fund returned 11.09% for the period November 1, 2019 to June 30, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 15.16%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Institutional	S&P 500 Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000
12/31/19	$10,370	$10,573	$10,343
6/30/20	$10,270	$10,247	$10,445
12/31/20	$11,650	$12,518	$11,866
6/30/21	$12,620	$14,427	$12,849
12/31/21	$12,761	$16,111	$13,748
6/30/22	$11,031	$12,896	$11,533
12/31/22	$11,401	$13,193	$11,578
6/30/23	$12,155	$15,422	$12,829
12/31/23	$13,126	$16,662	$13,623
6/30/24	$13,951	$19,209	$14,808
12/31/24	$14,827	$20,830	$15,673
6/30/25	$15,498	$22,122	$16,529

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	11.09%	8.58%	8.04%
S&P 500 Total Return Index	15.16%	16.64%	15.05%
60% S&P 500 and 40% Bloomberg US Aggregate	11.62%	9.62%	9.28%

FUND STATISTICS

  Total Net Assets$71,697,473
  # of Portfolio Holdings78
  Portfolio Turnover Rate -%
  Advisory Fees Paid$327,660

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.06%
3-5 Years	1.12%
5-10 Years	2.12%
No Maturity	6.96%
> 10 Years	25.04%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	5.37%
Ginnie Mae II Pool, 2.00%, 10/20/2051	5.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	4.67%
United States Treasury Bill, 2.11%, 08/07/2025	4.44%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.93%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.66%
United States Treasury Bill, 0.54%, 07/10/2025	2.52%
Walmart, Inc.	2.18%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.12%
Meta Platforms, Inc.	1.96%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - INSTITUTIONAL : SQBIX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2025

98401X304–SA–06302025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

X-SQUARE BALANCED FUND, LLC

First Mutual Fund in Puerto Rico Registered with the SEC

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

X² CAPITAL

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

June 30, 2025

X-Square Balanced Fund

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Semi-Annual Report | June 30, 2025	1

X-Square Balanced Fund	Schedule of Investments

June 30, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (64.49%)
COMMUNICATIONS (6.39%)
Alphabet, Inc., Class C	5,562	$986,643
AppLovin Corp., Class A(a)	2,150	752,672
Booking Holdings, Inc.	120	694,709
Expedia Group, Inc.	3,289	554,789
Meta Platforms, Inc., Class A	1,900	1,402,371
Zillow Group, Inc., Class C(a)	2,688	188,294
		4,579,478
CONSUMER DISCRETIONARY (13.37%)
Amazon.com, Inc.(a)	3,723	816,789
Chipotle Mexican Grill, Inc.(a)	13,105	735,846
Copart, Inc.(a)	17,048	836,545
Domino’s Pizza, Inc.	876	394,726
Home Depot, Inc.	1,789	655,919
Lennar Corp., Class A	5,831	644,967
MercadoLibre, Inc.(a)	454	1,186,588
PulteGroup, Inc.	7,635	805,187
QXO, Inc.(a)	16,400	353,256
RH(a)	2,199	415,633
Tesla, Inc.(a)	2,732	867,847
TJX Cos., Inc.	8,600	1,062,013
Tractor Supply Co.	15,554	820,785
		9,596,101
CONSUMER STAPLES (7.35%)
Altria Group, Inc.	12,269	719,331
BJ’s Wholesale Club Holdings, Inc.(a)	5,795	624,875
Dollar General Corp.	4,376	500,527
PepsiCo, Inc.	5,085	671,423
Philip Morris International, Inc.	6,479	1,180,021
Walmart, Inc.	15,992	1,563,697
		5,259,874
ENERGY (4.91%)
EOG Resources, Inc.	4,707	563,004
Expand Energy Corp.	7,226	845,008
New Fortress Energy, Inc.	26,678	88,571
Occidental Petroleum Corp.	16,800	705,768

See Notes to Financial Statements.

2	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

June 30, 2025 (Unaudited)

Description	Shares	Value
ENERGY (continued)
Suncor Energy, Inc.	35,283	$1,321,349
		3,523,700
FINANCIALS (9.24%)
Ally Financial, Inc.	13,681	532,875
Berkshire Hathaway, Inc., Class B(a)	2,121	1,030,318
Chubb, Ltd.	3,161	915,805
Coinbase Global, Inc.(a)	477	167,184
Intercontinental Exchange, Inc.	2,433	446,383
JPMorgan Chase & Co.	4,115	1,192,979
MarketAxess Holdings, Inc.	1,869	417,422
Mastercard, Inc., Class A	1,430	803,574
OFG Bancorp	3,525	150,870
PayPal Holdings, Inc.(a)	7,381	548,556
Truist Financial Corp.	9,624	413,736
		6,619,702
HEALTH CARE (2.60%)
AbbVie, Inc.	2,571	477,229
Amgen, Inc.	2,500	698,025
Bausch Health Cos., Inc.(a)	11,163	74,346
Johnson & Johnson	4,021	614,207
		1,863,807
INDUSTRIALS (8.89%)
Fastenal Co.	20,478	860,076
Generac Holdings, Inc.(a)	3,953	566,109
General Dynamics Corp.	3,164	922,812
Lockheed Martin Corp.	1,568	726,204
RXO, Inc.(a)	14,159	222,579
TransDigm Group, Inc.	644	979,292
United Rentals, Inc.	1,622	1,222,015
XPO, Inc.(a)	6,996	883,525
		6,382,612
MATERIALS (3.40%)
Freeport-McMoRan, Inc.	12,800	554,880
Glencore PLC, ADR	72,740	565,917
Rio Tinto PLC, ADR	6,928	404,110

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	3

X-Square Balanced Fund	Schedule of Investments

June 30, 2025 (Unaudited)

Description	Shares	Value
MATERIALS (continued)
Tecnoglass, Inc.	7,263	$561,866
Vale SA, ADR	36,250	351,988
		2,438,761
TECHNOLOGY (8.34%)
Advanced Micro Devices, Inc.(a)	6,843	971,022
Akamai Technologies, Inc.(a)	4,685	373,676
Booz Allen Hamilton Holding Corp.	2,931	305,205
Fortinet, Inc.(a)	8,038	849,777
Garmin, Ltd.	4,636	967,626
Micron Technology, Inc.	8,592	1,058,964
Oracle Corp.	3,211	702,021
Shopify, Inc., Class A(a)	6,468	746,084
		5,974,375

TOTAL COMMON STOCKS (Cost $36,151,441)		46,238,410

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (25.04%)
Residential (25.04%)
Ginnie Mae II Pool, Series
MA6540 - 2021
03/20/50, 2.50%	$1,604,558	$1,363,922
Ginnie Mae II Pool, Series
MA7533 - 2021
08/20/51, 2.00%	4,722,645	3,846,736
Ginnie Mae II Pool, Series
MA7648 - 2021
10/20/51, 2.00%	4,624,663	3,766,904
Ginnie Mae II Pool, Series
MA7704 - 2021
11/20/51, 2.00%	4,108,388	3,347,010
Ginnie Mae II Pool, Series
MA7766 - 2021
12/20/51, 2.00%	3,458,939	2,817,363
Ginnie Mae II Pool, Series
2020-
12/20/50, 2.00%	1,131,755	906,116

See Notes to Financial Statements.

4	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Ginnie Mae II Pool, Series
785657 - 2021
10/20/51, 2.50%	$2,254,372	$1,904,769

TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,308,167)		17,952,820

GOVERNMENT BONDS (3.30%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,522,125
U.S. Treasury Notes
10/31/26, 1.63%	45,600	44,273
04/30/30, 3.88%	800,000	803,125
		847,398

TOTAL GOVERNMENT BONDS (Cost $2,373,585)		2,369,523

SHORT-TERM INVESTMENTS (6.96%)
U.S. Treasury Bills
07/10/25, 0.54%	1,805,000	1,803,109
08/07/25, 2.11%	3,200,000	3,186,020
		4,989,129

TOTAL SHORT-TERM INVESTMENTS (Cost $4,989,185)		4,989,129

TOTAL INVESTMENTS (99.79%) (Cost $61,822,378)		71,549,882
Other Assets In Excess Of Liabilities (0.21%)		147,591
NET ASSETS (100.00%)		$71,697,473

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	5

X-Square Balanced Fund	Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

ASSETS:
Investments, at fair value (Cost $61,822,378)	$71,549,882
Cash	196,397
Dividend and interest receivable	92,591
Capital shares sold receivable	36,043
Prepaid expenses and other assets	40,191
Total Assets	71,915,104

LIABILITIES:
Accrued chief compliance officer fees payable	6,878
Payable due to advisor	55,565
Accrued fund investment and administration fees payable	2,851
Accrued distribution fees payable	16,847
Accrued professional fees payable	26,494
Accrued trustees’ fees payable	5,233
Capital shares redeemed payable	50,436
Other payables and accrued expenses	53,327
Total Liabilities	217,631
Net Assets	$71,697,473

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$58,907,390
Total distributable earnings/(deficit)	12,790,083
Net Assets	$71,697,473

See Notes to Financial Statements.

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X-Square Balanced Fund	Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

NET ASSET VALUE
Class A:
Net assets	$56,415,675
Shares outstanding (unlimited shares authorized, no par value)	3,996,309
Net Asset Value per Share	$14.12
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$14.94
Class C:
Net assets	$6,821,021
Shares outstanding (unlimited shares authorized, no par value)	506,871
Net Asset Value per Share	$13.46
Institutional Class:
Net assets	$8,460,775
Shares outstanding (unlimited shares authorized, no par value)	590,249
Net Asset Value per Share	$14.33

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	7

X-Square Balanced Fund	Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax $8,148)	$364,301
Interest	224,523
Total Investment Income	588,824

EXPENSES:
Investment advisory fee (see Note 4)	327,660
Fund accounting, administration and compliance fees	113,390
Distribution fees
Class A	65,992
Class C	31,246
Professional fees	44,855
Trustees’ fees and expenses	14,081
Transfer agent fees	26,877
Interest expense on credit facility	1,000
Recoupment of previously waived fees
Class C	1,824
Other expenses	18,394
Total Expenses	645,319
Less fees reimbursed by Adviser (See Note 4)
Net Expenses	645,319
Net Investment Loss	(56,495)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	2,517,053
Foreign currency transactions	122
Net realized gain:	2,517,175
Change in unrealized appreciation/(depreciation) on:
Investment securities	392,502
Net change in unrealized appreciation/ (depreciation)	392,502
Net Realized and Unrealized Gain on Investments	2,909,677
Net Increase in Net Assets Resulting from Operations	$2,853,182

See Notes to Financial Statements.

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X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
FROM OPERATIONS:
Net investment loss	$(56,495)	$(95,945)
Net realized gain	2,517,175	1,219,033
Net change in unrealized appreciation	392,502	5,012,151
Net Increase in Net Assets from Operations	2,853,182	6,135,239

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A:	–	(107,501)
Class C:	–	(13,927)
Institutional Class:	–	(5,405)
From return of capital
Class A:	(462,949)	(706,261)
Class C:	(55,602)	(87,913)
Institutional Class:	(43,932)	(38,915)
Net Decrease in Net Assets from Distributions to Shareholders	(562,483)	(959,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A:	7,641,836	15,648,093
Class C:	1,137,600	1,145,000
Institutional Class:	5,414,280	1,344,435
Reinvestment of distributions
Class A:	347,418	541,898
Class C:	29,135	46,956
Institutional Class:	31,259	27,978
Cost of shares redeemed
Class A:	(4,834,500)	(5,222,871)
Class C:	(103,779)	(853,573)
Institutional Class:	(434,574)	(226,916)
Redemption fees
Class A:	356	686
Class C:	–	102
Institutional Class:	303	–
Net Increase from Capital Share Transactions	9,229,333	12,451,788

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	9

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Net Increase in Net Assets	$11,520,032	$17,627,105

NET ASSETS:
Beginning of period	60,177,441	42,550,336
End of period	$71,697,473	$60,177,441

OTHER INFORMATION:
Capital Share Transactions:
Class A:
Beginning shares	3,763,878	2,912,534
Shares sold	560,815	1,197,691
Shares issued as reinvestment of dividends	25,851	41,883
Shares redeemed	(354,235)	(388,230)
Ending Shares	3,996,309	3,763,878
Class C:
Beginning shares	428,045	400,200
Shares sold	84,614	90,762
Shares issued as reinvestment of dividends	2,275	3,772
Shares redeemed	(8,062)	(66,690)
Ending Shares	506,872	428,045
Institutional Class:
Beginning shares	233,765	148,239
Shares sold	385,592	100,314
Shares issued as reinvestment of dividends	2,329	2,138
Shares redeemed	(31,437)	(16,926)
Ending Shares	590,249	233,765

See Notes to Financial Statements.

10	www.xsquarecapital.com

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.64	$12.33	$10.97	$12.57	$11.61	$10.37
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.01)	(0.04)	(0.07)	(0.20)	(0.14)
Net realized and unrealized gain/(loss) on investments	0.61	1.56	1.64	(1.29)	1.28	1.38
Net increase/(decrease) in Net Asset Value	0.60	1.55	1.60	(1.36)	1.08	1.24

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	(0.03)	–	–	(0.12)	–
From return of capital	(0.12)	(0.21)	(0.24)	(0.24)	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.24)	(0.24)	(0.12)	–
Net asset value per share - end of period	$14.12	$13.64	$12.33	$10.97	$12.57	$11.61
Total Investment Return - Net Asset Value(b)	4.44%	12.70%	14.79%	(10.88%)	9.31%	11.96%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	11

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$56,416		$51,343	$35,924	$29,014	$26,262	$8,756
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.92%		2.66%	2.75%	2.75%	2.75%	2.75%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	1.92%		2.66%	2.80%	3.28%	3.50%	13.07%
Ratio of net investment loss to average net assets	(0.13%)		(0.11%)	(0.37%)	(0.59%)	(1.59%)	(1.26%)
Portfolio turnover rate	8.72	%(c)	19.58%	30.18%	51.37%	18.40%	20.14%

(a)	Calculated using average shares outstanding.

(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(c)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

12	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.08	$11.94	$10.70	$12.36	$11.50	$10.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.12)	(0.12)	(0.15)	(0.29)	(0.21)
Net realized and unrealized gain/(loss) on investments	0.56	1.50	1.60	(1.27)	1.27	1.36
Net increase/(decrease) in Net Asset Value	0.50	1.38	1.48	(1.42)	0.98	1.15

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	(0.03)	–	–	(0.12)	–
From return of capital	(0.12)	(0.21)	(0.24)	(0.24)	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.24)	(0.24)	(0.12)	–
Net asset value per share - end of period	$13.46	$13.08	$11.94	$10.70	$12.36	$11.50
Total Investment Return - Net Asset Value(b)	3.87%	11.68%	14.03%	(11.56%)	8.53%	11.11%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	13

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$6,821		$5,601	$4,778	$4,205	$4,345	$1,431
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.72%		3.50%	3.50%	3.50%	3.50%	3.50%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.72%		3.50%	3.55%	4.02%	4.23%	14.81%
Ratio of net investment loss to average net assets	(0.94%)		(0.94%)	(1.12%)	(1.35%)	(2.34%)	(1.95%)
Portfolio turnover rate	8.72	%(c)	19.58%	30.18%	51.37%	18.40%	20.14%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(c)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14	www.xsquarecapital.com

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.83	$12.47	$11.06	$12.63	$11.65	$10.37
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.01	0.02	(0.01)	(0.04)	(0.17)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.61	1.58	1.66	(1.29)	1.27	1.39
Net increase/(decrease) in Net Asset Value	0.62	1.60	1.65	(1.33)	1.10	1.28

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–	(0.03)	–	–	(0.12)	–
From return of capital	(0.12)	(0.21)	(0.24)	(0.24)	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.24)	(0.24)	(0.12)	–
Net asset value per share - end of period	$14.33	$13.83	$12.47	$11.06	$12.63	$11.65
Total Investment Return - Net Asset Value(b)	4.53%	12.96%	15.13%	(10.59%)	9.45%	12.34%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2025	15

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$8,461		$3,234	$1,849	$1,414	$1,590	$1,035
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.66%		2.39%	2.50%	2.50%	2.50%	2.50%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	1.66%		2.39%	2.55%	3.01%	3.37%	12.00%
Ratio of net investment income/(loss) to average net assets	0.18%		0.15%	(0.12%)	(0.36%)	(1.37%)	(1.00%)
Portfolio turnover rate	0.00	%(c)	19.58%	30.18%	51.37%	18.40%	20.14%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(c)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC (the “Adviser”). The Fund is a related party to the Adviser.

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Portfolio Valuation: The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

Semi-Annual Report | June 30, 2025	17

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

18	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Interest income is recorded on an accrual basis.

Expenses: Some expenses of the Fund can be directly attributed to a Fund specific share class. Expenses that cannot be directly attributed are apportioned among all share classes based on average net assets. Expenses are recognized when incurred.

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended (“the Code”), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its taxable net investment income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

The Puerto Rico income tax basis of the Fund’s investments at June 30, 2025, was $61,822,378, and net unrealized appreciation for income tax purposes was $9,727,504 (gross unrealized appreciation $12,510,440; gross unrealized depreciation $2,782,936).

The Fund distributed $562,483 as a return of capital for the period ended June 30, 2025.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2023 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2019 through 2023.

Semi-Annual Report | June 30, 2025	19

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$46,238,410	$–	$–	$46,238,410
Government Bonds	2,369,523	–	–	2,369,523
Mortgage-Backed Securities	–	17,952,820	–	17,952,820
Short-Term Investments	4,989,129	–	–	4,989,129
Total	$53,597,062	$17,952,820	$–	$71,549,882

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at June 30, 2025. There were no transfers in or out from Level 3 as of and for the six months ended June 30, 2025.

20	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, a related party to the Fund, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus (through April 30, 2025), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets, respectively for Class A, Class C and Institutional Class Shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement will renew automatically for periods of one year (each such one year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days’ written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund’s Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its Members. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

As of June 30, 2025, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

	Expiring in 2025	Expiring in 2026	Expiring in 2027
Class A	$–	$–	$–
Class C	$–	$–	$–
Institutional	$–	$–	$–

Semi-Annual Report | June 30, 2025	21

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares.

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. (“ALPS”) serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Investment transactions for the six months ended June 30, 2025, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$11,471,599	$5,629,192

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2025 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$797,750	$126,500

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X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

June 30, 2025 (Unaudited)

NOTE 7 — LINE OF CREDIT

As of June 30, 2025, the Fund had secured a bank line of credit through U.S. Bank, subject to the limitations of the 1940 Act for borrowings. As of the six months ended June 30, 2025, the Fund had no outstanding borrowings.

NOTE 8 — RISKS AND UNCERTAINTIES

The ongoing war in Ukraine posses a risk to global stability. Supply chains including crops such as wheat could be further disrupted by the conflict, thus putting incremental pressure on prices. In addition, energy security and markets will continue to experience instability as Ukraine is a major gas corridor and Russia supplies more than 10% of global energy consumption. The net result of this environment is inflation which has a negative impact on margins, consumption and Central Bank reaction function which is to deliver higher rates for longer.

NOTE 9 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Semi-Annual Report | June 30, 2025	23

X-Square Balanced Fund	Additional Information

June 30, 2025 (Unaudited)

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X-Square Balanced Fund	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

June 30, 2025 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | June 30, 2025	25

X-Square Balanced Fund	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

June 30, 2025 (Unaudited)

Not applicable for this reporting period.

26	www.xsquarecapital.com

X-Square Balanced Fund	Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

June 30, 2025 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

The following chart provides certain information about the Trustee fees paid by the Fund for the period ended June 30, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Ramon Ponte	$5,450	$–	$5,450
Denisse Rodriguez	$5,450	$–	$5,450
Luis R. Roig Hosta	$5,450	$–	$5,450
Total	$16,350	$–	$16,350

Semi-Annual Report | June 30, 2025	27

X-Square Balanced Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

In connection with a meeting held on November 21, 2024, the Board of Managers (the “Managers” or the “Board”) of X-Square Balanced Fund, LLC (the “Fund”), including a majority of the Managers who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between X-Square Capital, LLC (“X2”) and the Fund. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Managers relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Managers were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Manager may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that X2 was a registered investment adviser since 2015 and that X2 managed approximately $492 million in assets as of September 30, 2024. The Board reviewed the background information of X2’s key investment professionals servicing the Fund, noting their educations and wide range of industry experience, and that the Fund had benefited from X2’s experience and expertise. The Board acknowledged that X2’s specialty was identifying unique investment opportunities based on their extensive knowledge of idiosyncratic themes, industry and market fundamentals, coupled with a strong liability and risk management framework. They considered X2’s efforts and resources required to effectively allocate 60% of assets towards U.S. equity securities and a 40% towards fixed-income securities. The Board noted that X2 selects broker-dealers based on best execution at the most favorable price and several other factors, and that X2 has a Best Execution Committee that meets annually to assess factors influencing the execution of trades. The Board considered X2’s cybersecurity policies and acknowledged Mr. Canto’s assertion that X2’s back-up systems and disaster recovery plan had proven effective in various circumstances. The Board noted that it appeared that X2’s compliance program was working well, and that the Adviser did not report any compliance, regulatory or litigation issues in their responses. The Board also noted the X2 maintained insurance, including cyber insurance. The Board concluded that X2 had demonstrated that it was focused on providing high quality of service to the Fund and its shareholders.

Performance. The Board reviewed the performance of the Fund for various periods ended September 30, 2024, compared to peer group of comparable balanced funds, the S&P 500 Index, and 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index. The Board noted that the peer group constructed by X2 was composed of funds with a similar investment mandate and local characteristic similar to that of Puerto Rico with respect to the Fund. The Managers acknowledged X2’s explanation that despite the Fund’s outperformance relative to the peer group over the 1-year, 3-year, and since inception periods, its performance is hindered due to the size of the Fund and expenses as a percentage of assets under management. The Board discussed that X2 was working to raise additional assets to mitigate the drag on performance. After discussion, the Board concluded that X2 had provided reasonable returns for the Fund and its shareholders.

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X-Square Balanced Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2025 (Unaudited)

Fees and Expenses. The Board acknowledged that X2’s advisory fee for the Fund was higher than the average of its peer group but below the peer group high. The Board also noted that the X2’s net expense ratio was higher than the average of its peer group but below the peer group high. The Board discussed the impact of the expense limitation agreement, and further recognized X2’s explanation that many of the funds in its peer group had much larger assets than the Fund or were part of a larger fund family. Given these and other considerations, the Board concluded that X2’s advisory fee for the Fund was not unreasonable.

Profitability. The Board reviewed X2’s profitability analysis in connection with its management of the Fund and acknowledged that X2 was earning a modest profit. The Board concluded that excessive profitability was not an issue for X2 at this time.

Economies of Scale. The Board discussed the asset size of the Fund and its prospects for continued growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board recognized that X2 agreed to discuss the implementation of breakpoints as the Fund’s assets grew and X2 achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested and received such information from X2 as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | June 30, 2025	29

CAPITAL

CONNECT WITH US

www.xsquarecapital.com
info@xsquarecapital.com
(787) 282-1621
90 Carr 165, Suite 803
Centro Internacional de Mercadeo II
Guaynabo, PR 00968

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for the X-Square Balanced Fund.

SCAN ME

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to Registrant during the reporting period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 99.Cert.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	September 3, 2025